Consolidated Statements of Assets and Liabilities (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-controlled/non-affiliate company investments, at amortized cost	$ 21,360,914,400	$ 11,482,053,000
Common stock per value (in dollars per share)	$ 0.01	$ 0.01
Common shares issued (in shares)	382,315	213,687
Common shares outstanding (in shares)	382,315	213,687
Class I
Common stock per value (in dollars per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)	305,450	172,421
Class S
Common stock per value (in dollars per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)	47,452	29,493
Class D
Common stock per value (in dollars per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)	29,413	11,773